Property, Plant and Equipment - Components of Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 7,135,634	$ 7,089,101
Accumulated Depletion and Depreciation	(614,896)	(323,831)
Net Book Value	6,520,738	6,765,270
Mining Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	4,189,209	4,100,275
Accumulated Depletion and Depreciation	(506,221)	(261,862)
Net Book Value	3,682,988	3,838,413
Mineral Property Interests [Member]
Property, Plant and Equipment [Line Items]
Cost	921,096	953,423
Accumulated Depletion and Depreciation	(87,881)	(46,048)
Net Book Value	833,215	907,375
Other Capital Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	33,955	35,079
Accumulated Depletion and Depreciation	(20,794)	(15,921)
Net Book Value	13,161	19,158
Capital Works in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	1,991,374	2,000,324
Net Book Value	1,991,374	2,000,324
Oyu Tolgoi, Mongolia [Member] | Mining Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	4,189,209	4,100,275
Accumulated Depletion and Depreciation	(506,221)	(261,862)
Net Book Value	3,682,988	3,838,413
Oyu Tolgoi, Mongolia [Member] | Mineral Property Interests [Member]
Property, Plant and Equipment [Line Items]
Cost	920,822	952,171
Accumulated Depletion and Depreciation	(87,615)	(44,804)
Net Book Value	833,207	907,367
Oyu Tolgoi, Mongolia [Member] | Other Capital Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	29,969	30,423
Accumulated Depletion and Depreciation	(17,088)	(12,049)
Net Book Value	12,881	18,374
Oyu Tolgoi, Mongolia [Member] | Capital Works in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	1,991,374	2,000,324
Net Book Value	1,991,374	2,000,324
Other Exploration Projects [Member] | Mineral Property Interests [Member]
Property, Plant and Equipment [Line Items]
Cost	274	1,252
Accumulated Depletion and Depreciation	(266)	(1,244)
Net Book Value	8	8
Other Exploration Projects [Member] | Other Capital Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	3,986	4,656
Accumulated Depletion and Depreciation	(3,706)	(3,872)
Net Book Value	$ 280	$ 784